LEASES (Tables)	12 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Schedule of future minimum rental payments receivable for operating leases

Minimum future rental income that the Authority expects to earn under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2016	2017	2018	2019	2020	Thereafter	Total
Minimum future rental income	$5,933	$3,858	$3,370	$3,026	$2,828	$7,175	$26,190

Schedule of minimum future rental expense under non-cancelable leases

Minimum future rental expense that the Authority expects to incur under non-cancelable leases is as follows (in thousands):

	Fiscal Years Ending September 30,
	2016	2017	2018	2019	2020	Thereafter	Total
Minimum future rental expense	$1,709	$7,683	$8,129	$7,941	$8,001	$217,622	$251,085